UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

Stone Toro Long Short Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 99.4%
$1,166,971	UMB Money Market Fiduciary, 0.01%[1]	$1,166,971

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,166,971)	1,166,971

	TOTAL INVESTMENTS –99.4% (Cost $1,166,971)	1,166,971
	Other assets in Excess of liabilities – 0.6%	7,431

	TOTAL NET ASSETS –100.0%	$1,174,402

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Stone Toro Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 45.5%
	COMMUNICATIONS – 1.3%
1,420	Orbitz Worldwide, Inc.*	$16,018

	CONSUMER DISCRETIONARY – 0.2%
1,000	Books-A-Million, Inc.*	3,220

	FINANCIALS – 9.6%
1,500	Associated Estates Realty Corp.	43,125
250	HCC Insurance Holdings, Inc.	19,290
520	Home Properties, Inc.	38,324
30	LNB Bancorp, Inc.	558
380	Louisiana Bancorp, Inc.	9,147
60	PartnerRe Ltd.	8,158
20	StanCorp Financial Group, Inc.	2,280
		120,882

	HEALTH CARE – 12.4%
230	Hospira, Inc.*	20,574
2,770	Lumenis Ltd., Class B*	38,392
270	Omnicare, Inc.	26,150
200	Pall Corp.	25,290
1	Perrigo Co. PLC	192
170	Receptos, Inc.*	38,736
100	Thoratec Corp.*	6,329
		155,663

	INDUSTRIALS – 1.8%
10	Magnetek, Inc.*	497
1,481	PMFG, Inc.*	9,108
800	Quality Distribution, Inc.*	12,728
		22,333

	MATERIALS – 6.8%
100	Cytec Industries, Inc.	7,423
5,700	GrafTech International Ltd.*	28,671
510	Polypore International, Inc.*	30,661
130	Sigma-Aldrich Corp.	18,149
		84,904

	TECHNOLOGY – 8.2%
1	Alpha & Omega Semiconductor Ltd.*	8
370	Altera Corp.	18,374
220	Dealertrack Technologies, Inc.*	13,655
458	Informatica Corp.*	22,222
1,515	Integrated Silicon Solution, Inc.	33,224
100	Micrel, Inc.	1,395
2,000	Shanda Games Ltd. ADR*	13,540
		102,418

Stone Toro Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES – 5.2%
765	Cleco Corp.	$41,639
880	Pepco Holdings, Inc.	23,478
		65,117

	TOTAL COMMON STOCKS (Cost $568,576)	570,555

Principal Amount

	SHORT-TERM INVESTMENTS – 46.9%
$587,392	UMB Money Market Fiduciary, 0.01%	587,392

	TOTAL SHORT-TERM INVESTMENTS (Cost $587,392)	587,392

	TOTAL INVESTMENTS –92.4% (Cost $1,155,968)	1,157,947
	Other assets in Excess of liabilities – 7.6%	95,645

	TOTAL NET ASSETS –100.0%	$1,253,592

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.

 See accompanying Notes to Schedule of Investments.

Stone Toro Funds
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

Note 1 – Organization
The Stone Toro Long Short Fund (the ‘‘Long Short Fund’’) and Stone Toro Market Neutral Fund (the “Market Neutral Fund”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Long Short Fund seeks to provide capital appreciation while providing lower volatility and minimal correlation to the overall global securities markets. The Long Short Fund currently offers three classes of shares: Class A, Class C, and Class I. The Long Short Fund’s Class I shares commenced operations on May 16, 2014. The Long Short Fund’s Class A and Class C shares commenced operations on June 30, 2014. The Market Neutral Fund seeks to produce returns with risk and volatility that are uncorrelated with the general global market risk and volatility. The Market Neutral Fund currently offers Class I shares. The Market Neutral Fund’s Class I shares commenced operations on February 6, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Stone Toro Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2015 (Unaudited)

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Money Market Investments
The Long Short Fund invests a significant amount (99.4% as of July 31, 2015) in the UMB Money Market Fiduciary. The Market Neutral Fund invests a significant amount (46.9% as of July 31, 2015) in the UMB Money Market Fiduciary. The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publically traded on open markets.

Note 3 – Federal Income Taxes
At July 31, 2015, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Long Short Fund	Market Neutral Fund
Cost of investments	$1,166,971	$1,155,968

Gross unrealized appreciation	$-	$4,543
Gross unrealized depreciation	-	(2,564)
Net unrealized appreciation on investments	$-	$1,979

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Stone Toro Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2015 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2015, in valuing the Funds’ assets carried at fair value:

Long Short Fund	Level 1	Level 2**	Level 3**	Total
Short-Term Investments	$1,166,971	$-	$-	$1,166,971
Total Short-Term Investments	$1,166,971	$-	$-	$1,166,971

Market Neutral Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$570,555	$-	$-	$570,555
Short-Term Investments	587,392	-	-	587,392
Total Investments	$1,157,947	$-	$-	$1,157,947

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Funds did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/28/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/28/15